Stockholders' Deficit, Warrants (Q2) (Details) - USD ($) $ / shares in Units, $ in Millions	2 Months Ended
	Jun. 30, 2019	May 06, 2019	Dec. 31, 2018	Aug. 31, 2018	Aug. 31, 2017	Aug. 31, 2016
Number of Warrants [Abstract]
Warrants Acquired (in shares)		913,310
Issued (in shares)	5,744,991
Exercised (in shares)	0
Canceled/ expired (in shares)	0
Warrants outstanding (in shares)	6,658,301		700,000	463,631	0	0
Weighted Average Exercise Price [Abstract]
Warrants Acquired (in dollars per share)		$ 3.70
Issued (in dollars per share)	$ 4.25
Exercised (in dollars per share)	0
Canceled/ expired (in dollars per share)	0
Warrants outstanding (in dollars per share)	$ 4.39		$ 3.90
Warrants outstanding, intrinsic value	$ 13.0